Revenue Recognition - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disaggregation of Revenue [Line Items]
Contract Term	1 year
Revenue	$ 26.1	$ 24.0
Maximum [Member]
Disaggregation of Revenue [Line Items]
Option of renewal or cancellation of contract by parties upon prior notice period	120 days
Minimum [Member]
Disaggregation of Revenue [Line Items]
Option of renewal or cancellation of contract by parties upon prior notice period	30 days